UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-02729

Short-Term Investments Trust

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000    Houston, Texas 77046

(Address of principal executive offices)  (Zip code)

Sheri Morris    11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:       (713) 626-1919

Date of fiscal year end:      8/31

Date of reporting period:      05/31/19

Item 1. Schedule of Investments.

Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio
Invesco Tax-Free Cash Reserve Portfolio
Quarterly Schedule of Portfolio Holdings
May 31, 2019
invesco.com/us	CM-STIT-QTR-3 07/19	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2019
(Unaudited)
Invesco Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-43.97%(a)
Consumer Finance-1.00%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.15%) (Japan)(b)(c)	2.60%	01/06/2020	$ 25,000	$ 25,003,091
Diversified Banks-11.48%
Australia & New Zealand Banking Group, Ltd. (3 mo. USD LIBOR + 0.12%) (Australia)(b)(c)(d)	2.73%	09/06/2019	20,000	20,007,506
Banco del Estado de Chile (Chile)(b)(d)	2.61%	09/26/2019	15,000	14,883,491
Bank of Nova Scotia (The) (1 mo. USD LIBOR + 0.14%) (Canada)(b)(c)(d)	2.62%	01/24/2020	10,000	10,000,774
BPCE S.A. (France)(b)(d)	2.69%	12/16/2019	35,000	34,525,993
DBS Bank Ltd. (Singapore)(b)(d)	2.63%	10/02/2019	25,000	24,787,200
HSBC Bank PLC (United Kingdom)(b)(d)	2.62%	06/19/2019	10,000	9,988,855
HSBC Bank PLC (3 mo. USD LIBOR + 0.01%) (United Kingdom)(b)(c)(d)	2.58%	08/07/2019	20,000	20,000,713
HSBC Bank PLC (3 mo. USD LIBOR + 0.01%) (United Kingdom)(b)(c)(d)	2.53%	08/27/2019	10,000	10,000,320
ING (US) Funding LLC (3 mo. USD LIBOR + 0.17%)(b)(c)	2.69%	08/23/2019	10,000	10,003,376
Natixis S.A.(b)	2.69%	12/20/2019	10,000	9,861,417
Nordea Bank Abp (Finland)(b)(d)	2.62%	08/22/2019	33,175	32,993,901
Royal Bank of Canada (3 mo. USD LIBOR + 0.21%) (Canada)(b)(c)(d)	2.81%	01/03/2020	15,000	15,016,733
Royal Bank of Canada (3 mo. USD LIBOR + 0.05%) (Canada)(b)(c)(d)	2.64%	04/01/2020	25,000	25,002,943
Sumitomo Mitsui Banking Corp.(b)(d)	2.86%	07/10/2019	25,000	24,938,526
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.12%) (Canada)(b)(c)(d)	2.60%	11/25/2019	25,000	25,003,347
				287,015,095
Diversified Capital Markets-2.40%
Collateralized Commercial Paper FLEX Co., LLC (CEP-J.P. Morgan Securities LLC)(d)	2.97%	08/06/2019	25,000	24,889,578
UBS AG (3 mo. USD LIBOR + 0.17%) (Switzerland)(b)(c)(d)	2.79%	09/03/2019	15,000	15,006,587
UBS AG (3 mo. USD LIBOR + 0.05%) (Switzerland)(b)(c)(d)	2.64%	01/17/2020	20,000	20,001,733
				59,897,898
Regional Banks-1.60%
ASB Finance Ltd. (1 mo. USD LIBOR + 0.11%)(b)(c)(d)	2.54%	08/28/2019	25,000	25,004,725
ASB Finance Ltd. (3 mo. USD LIBOR + 0.22%)(b)(c)(d)	2.76%	11/12/2019	15,000	15,011,429
				40,016,154
Specialized Finance-27.49%
Anglesea Funding LLC (Multi-CEP’s)(b)(d)	2.47%	07/01/2019	25,000	24,952,079
Anglesea Funding LLC (Multi-CEP’s)(b)(d)	2.50%	07/03/2019	18,650	18,611,651
Anglesea Funding LLC (Multi-CEP’s) (1 wk. USD LIBOR + 0.10%)(b)(c)(d)	2.50%	09/09/2019	30,000	30,000,000
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(d)	2.60%	07/02/2019	30,000	29,940,707
Cancara Asset Securitisation LLC (CEP-Lloyds Bank LLC)(b)	2.59%	08/30/2019	20,000	19,876,629
Cedar Springs Capital Co., LLC (Multi-CEP’s)(b)(d)	2.61%	06/18/2019	10,000	9,989,481
Cedar Springs Capital Co., LLC (Multi-CEP’s)(b)(d)	2.58%	08/16/2019	27,000	27,000,974
Chariot Funding LLC(d)	2.59%	09/03/2019	18,250	18,131,794
Collateralized Commercial Paper Co., LLC (CEP-J.P. Morgan Securities LLC)	2.66%	09/04/2019	10,000	9,934,732
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(d)	2.45%-2.64%	06/05/2019	56,000	55,992,438
Crown Point Capital Co., LLC (CEP-Credit Suisse AG) (1 mo. USD LIBOR + 0.20%)(b)(c)(d)	2.69%	07/15/2019	40,000	40,002,485
Crown Point Capital Co., LLC (CEP-Credit Suisse AG)(b)(d)	2.58%	07/15/2019	20,000	20,002,512
Glencove Funding LLC(d)	2.63%	07/15/2019	13,650	13,609,113
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Invesco Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance-(continued)
Institutional Secured Funding LLC (Multi-CEP’s)(b)(d)	2.52%	06/03/2019	$ 55,000	$ 55,000,000
Kells Funding LLC (CEP-FMS Wertmanagement)(b)(d)	2.57%	07/08/2019	40,000	39,905,208
Kells Funding LLC (CEP-FMS Wertmanagement)(b)	2.49%	08/23/2019	36,000	35,798,108
Kells Funding LLC (CEP-FMS Wertmanagement)(b)	2.61%	10/07/2019	11,000	10,902,768
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(d)	2.89%	07/08/2019	19,250	19,204,007
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(d)	2.88%	07/10/2019	15,000	14,962,083
LMA-Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.) (b)(d)	2.57%	06/06/2019	25,000	24,994,959
LMA-Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(d)	2.64%	10/18/2019	10,000	9,903,244
LMA-Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(d)	2.58%	01/27/2020	16,000	15,722,175
Longship Funding LLC (CEP-Nordea Bank AB)(b)(d)	2.59%	06/03/2019	20,000	20,000,000
Mont Blanc Capital Corp. (CEP-ING Bank N.V.)(b)(d)	2.61%	08/14/2019	4,361	4,339,217
Nieuw Amsterdam Receivables Corp. (CEP-Cooperatieve Rabobank U.A.)(b)(d)	2.58%	06/04/2019	15,000	14,998,980
Old Line Funding, LLC (CEP-Royal Bank of Canada)(d)	2.64%	10/25/2019	15,000	14,850,510
Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(d)	2.59%	06/05/2019	38,488	38,482,696
Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(d)	3.05%	07/08/2019	25,000	24,939,443
Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(d)	2.60%	07/10/2019	25,000	24,936,034
				686,984,027
Total Commercial Paper (Cost $1,098,605,076)				1,098,916,265

Certificates of Deposit-21.42%
ABN AMRO Bank N.V.(b)	2.59%	09/09/2019	50,000	49,649,812
Bank of Montreal (1 mo. USD LIBOR + 0.22%) (Canada)(b)(c)	2.65%	10/04/2019	25,000	25,011,191
Bank of Montreal (3 mo. USD LIBOR + 0.06%) (Canada)(b)(c)	2.67%	04/01/2020	45,000	45,005,265
Bank of Nova Scotia (The) (1 mo. USD LIBOR + 0.11%) (Canada)(b)(c)	2.54%	08/26/2019	20,000	20,002,762
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.05%) (Canada)(b)(c)	2.64%	04/01/2020	20,000	20,002,354
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.10%) (Canada)(b)(c)	2.68%	10/10/2019	30,000	30,011,835
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.14%) (Canada)(b)(c)	2.58%	01/24/2020	25,000	25,002,655
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.17%) (Canada)(b)(c)	2.62%	05/07/2020	10,000	9,999,473
KBC Bank N.V. (Belgium)(b)	2.40%	06/06/2019	60,000	60,000,023
MUFG Bank, Ltd.(b)(d)	2.35%	09/08/2019	5,900	5,896,484
MUFG Bank, Ltd.(b)	2.69%	08/21/2019	20,000	19,886,711
MUFG Bank, Ltd.(b)	2.86%	07/09/2019	20,000	20,007,405
Natixis S.A. (3 mo. USD LIBOR + 0.07%)(b)(c)	2.64%	11/07/2019	35,000	35,003,542
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.12%)(b)(c)	2.56%	10/24/2019	20,000	20,001,555
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.14%)(b)(c)	2.61%	11/06/2019	30,000	30,004,238
Sumitomo Mitsui Trust Bank, Ltd.(b)	2.40%	06/04/2019	60,000	59,999,974
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.14%) (Canada)(b)(c)	2.57%	02/28/2020	35,000	34,994,400
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.23%) (Canada)(b)(c)	2.67%	10/03/2019	25,000	25,002,911
Total Certificates of Deposit (Cost $535,416,515)				535,482,590
U.S. Dollar Denominated Bonds & Notes-1.80%
Diversified Banks-1.80%
National Australia Bank Ltd. (3 mo. USD LIBOR + 0.24%) (Australia)(b)(c)(d)	2.77%	08/29/2019	20,000	20,009,205
Westpac Banking Corp. (Australia)(b)	2.30%	05/26/2020	14,444	14,418,047
Westpac Banking Corp. (3 mo. USD LIBOR + 0.43%) (Australia)(b)(c)	3.04%	03/06/2020	10,460	10,483,783
Total U.S. Dollar Denominated Bonds & Notes (Cost $44,909,559)				44,911,035
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Invesco Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Demand Notes-0.74%(e)
Credit Enhanced-0.74%
Derry (Township of), PA Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD RB (LOC-PNC Bank, N.A.)(f)	2.41%	11/01/2030	$ 4,765	$ 4,765,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(d)(f)	2.43%	04/01/2047	9,400	9,399,999
Keep Memory Alive; Series 2013, VRD Bonds (LOC-PNC Bank, N.A.)(f)	2.42%	05/01/2037	2,800	2,800,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Bonds (LOC-FHLB of Indianapolis)(f)	2.48%	07/01/2040	1,495	1,495,000
Total Variable Rate Demand Notes (Cost $18,459,999)				18,459,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-67.93% (Cost $1,697,391,149)				1,697,769,889
			Repurchase Amount
Repurchase Agreements-32.79%(g)
Bank of Nova Scotia, agreement dated 05/31/2019, maturing value of $9,001,853 (collateralized by a foreign corporate obligation valued at $9,180,569; 1.25%; 07/26/2019)(b)	2.47%	06/03/2019	9,001,853	9,000,000
BMO Capital Markets Corp., agreement dated 05/31/2019, maturing value of $30,006,175 (collateralized by domestic and foreign corporate obligations, domestic and foreign non-agency asset-backed securities and a domestic non-agency mortgage-backed security valued at $31,688,774; 1.66% - 8.00%; 04/14/2020 - 07/15/2049)(b)	2.47%	06/03/2019	30,006,175	30,000,000
BMO Capital Markets Corp., term agreement dated 05/31/2019, maturing value of $15,007,350 (collateralized by domestic agency mortgage-backed securities valued at $15,300,001; 0.67% - 6.00%; 12/25/2027 - 08/20/2068)(b)(h)	2.52%	06/07/2019	15,007,350	15,000,000
Citigroup Global Markets, Inc., joint open agreement dated 04/11/2019 (collateralized by a domestic corporate obligation and domestic non-agency asset-backed securities valued at $234,300,003; 0% - 29.58%; 06/05/2019 - 11/25/2058)(i)	2.98%	-	-	66,500,000
Credit Suisse Securities (USA) LLC, term agreement dated 05/30/2019, maturing value of $15,007,496 (collateralized by domestic and foreign non-agency asset-backed securities and domestic and foreign mortgage-backed securities valued at $16,499,996; 0% - 5.93%; 07/20/2020 - 05/16/2042)(b)(h)	2.57%	06/06/2019	15,007,496	15,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 05/30/2019, maturing value of $20,009,800 (collateralized by a domestic non-agency mortgage-backed security and a domestic non-agency asset-backed security valued at $21,999,997; 0% - 5.93%; 08/30/2037 - 05/16/2042)(b)(h)	2.52%	06/06/2019	20,009,800	20,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 05/30/2019, maturing value of $23,011,136 (collateralized by domestic non-agency mortgage-backed securities and foreign non-agency asset-backed securities valued at $24,150,000; 0% - 6.38%; 12/15/2020 - 05/10/2058)(b)(h)	2.49%	06/06/2019	23,011,136	23,000,000
ING Financial Markets, LLC, agreement dated 05/31/2019, maturing value of $30,006,175 (collateralized by a domestic agency mortgage-backed security and domestic and foreign corporate obligations valued at $31,449,107; 1.63% - 7.38%; 06/17/2019 - 06/01/2048)(b)	2.47%	06/03/2019	30,006,175	30,000,000
ING Financial Markets, LLC, agreement dated 05/31/2019, maturing value of $75,016,063 (collateralized by domestic and foreign corporate obligations valued at $82,265,583; 3.38% - 8.38%; 05/10/2020 - 11/15/2048)(b)	2.57%	06/03/2019	75,016,063	75,000,000
J.P. Morgan Securities LLC, joint open agreement dated 08/09/2018 (collateralized by domestic corporate obligations valued at $32,400,000; 0% - 7.00%; 06/15/2019 - 06/01/2056)(i)	2.95%	-	-	25,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 03/21/2019 (collateralized by domestic and foreign equity securities valued at $26,250,039; 0% - 7.13%)(b)(i)	2.47%	-	-	15,000,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Invesco Liquid Assets Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets LLC, agreement dated 05/31/2019, maturing value of $35,007,204 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $36,237,472; 0% - 8.45%; 05/12/2020 - 01/15/2049)(b)	2.47%	06/03/2019	$ 35,007,204	$ 35,000,000
Royal Bank of Canada, joint agreement dated 05/31/2019, aggregate maturing value of $750,155,000 (collateralized by U.S. Treasury obligations valued at $765,000,047; 2.50%; 02/28/2021)	2.48%	06/03/2019	250,051,667	250,000,000
Wells Fargo Securities, LLC, joint agreement dated 05/31/2019, aggregate maturing value of $765,158,100 (collateralized by U.S. Treasury obligations valued at $780,300,022; 1.38% - 3.75%; 08/31/2020 - 11/15/2043)	2.48%	06/03/2019	211,128,989	211,085,365
Total Repurchase Agreements (Cost $819,585,365)				819,585,365
TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.72% (Cost $2,516,976,514)				2,517,355,254
OTHER ASSETS LESS LIABILITIES-(0.72)%				(18,050,163)
NET ASSETS-100.00%				$2,499,305,091
Investment Abbreviations:
CEP	-Credit Enhancement Provider
FHLB	-Federal Home Loan Bank
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
USD	-U.S. Dollar
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 16.0%; France: 15.0%; Netherlands: 12.5%; Japan: 9.2%; Switzerland: 6.1%; other countries less than 5% each: 16.2%.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2019.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $1,012,841,832, which represented 40.52% of the Fund’s Net Assets.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2019.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1D.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(k)	Also represents cost for federal income tax purposes.
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Schedule of Investments
May 31, 2019
(Unaudited)
Invesco STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-39.94%(a)
Diversified Banks-15.43%
Banco Santander, S.A. (Spain)(b)	2.51%	07/10/2019	$ 15,000	$ 14,961,682
China Construction Bank Corp. (China)(b)(c)	2.59%	07/09/2019	13,000	12,967,364
Citigroup Global Markets, Inc.(c)	2.47%	07/12/2019	15,000	14,959,919
Industrial & Commercial Bank of China Ltd. (China)(b)(c)	2.63%	06/25/2019	10,000	9,984,927
Mitsubishi UFJ Trust & Banking Corp. (Japan)(b)(c)	2.51%	06/28/2019	5,000	4,991,432
Oversea-Chinese Banking Corp. Ltd. (Singapore)(b)(c)	2.51%	07/03/2019	2,200	2,195,502
Sumitomo Mitsui Trust Bank, Ltd. (Japan)(b)(c)	2.48%	06/24/2019	15,000	14,978,794
				75,039,620
Specialized Finance-24.51%
Albion Capital LLC (CEP-MUFG Bank, Ltd.) (Luxembourg)(b)	2.57%	06/20/2019	10,000	9,988,433
Cedar Springs Capital Co., LLC (Multi-CEP’s)(b)(c)	2.53%	06/07/2019	15,000	14,995,812
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.56%	06/03/2019	10,000	10,000,000
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	2.52%	06/03/2019	8,000	8,000,000
Matchpoint Finance PLC (CEP-BNP Paribas S.A.) (Ireland)(b)(c)	2.49%	06/10/2019	15,000	14,992,748
Mountcliff Funding LLC (Multi-CEP’s)(b)(c)	2.56%	07/01/2019	15,000	14,971,376
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	2.49%	06/07/2019	15,000	14,995,912
Nieuw Amsterdam Receivables Corp. (CEP-Cooperatieve Rabobank U.A.)(b)(c)	2.53%	07/05/2019	2,650	2,644,169
Regency Markets No. 1 LLC (CEP-HSBC Bank PLC) (Ireland)(b)(c)	2.51%	06/10/2019	13,638	13,631,539
Versailles Commercial Paper LLC (CEP-Natixis S.A.)(b)(c)	2.52%	07/05/2019	15,000	14,967,260
				119,187,249
Total Commercial Paper (Cost $194,194,388)				194,226,869
Variable Rate Demand Notes-8.29%(d)
Credit Enhanced-6.36%
Jets Stadium Development, LLC; Series 2014 A-4C, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(e)	2.43%	04/01/2019	7,900	7,900,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC-PNC Bank, N.A.)(e)	2.42%	05/01/2037	3,515	3,515,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD RB (LOC-Bank of China Ltd.)(b)(e)	2.60%	11/01/2049	14,000	14,000,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC-Wells Fargo Bank, N.A.)(c)(e)	2.43%	01/01/2033	5,500	5,500,000
				30,915,000
Other Variable Rate Demand Notes-1.93%
Maumelle (City of), AR (Kimberly-Clark Corp.); Series 2015, VRD IDR(c)	2.42%	08/01/2045	9,400	9,400,000
Total Variable Rate Demand Notes (Cost $40,315,000)				40,315,000

Certificates of Deposit-8.23%
Credit Industriel et Commercial (France)(b)	2.66%	06/11/2019	10,000	10,000,481
Mizuho Bank, Ltd. (Japan)(b)	2.58%	06/13/2019	15,000	15,000,487
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.07%) (Sweden)(b)(f)	2.67%	06/28/2019	15,000	15,001,085
Total Certificates of Deposit (Cost $40,002,348)				40,002,053
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-56.46% (Cost $274,511,736)				274,543,922
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Invesco STIC Prime Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements-43.62%(g)
Bank of Nova Scotia, agreement dated 05/31/2019, maturing value of $15,003,088 (collateralized by a foreign corporate obligation valued at $15,300,281; 1.25%; 07/26/2019)(b)	2.47%	06/03/2019	$ 15,003,088	$ 15,000,000
BMO Capital Markets Corp., agreement dated 05/31/2019, maturing value of $15,003,088 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and a domestic non-agency mortgage-backed security valued at $15,920,418; 1.66% - 9.75%; 07/17/2020 - 06/15/2048)(b)	2.47%	06/03/2019	15,003,088	15,000,000
BMO Capital Markets Corp., term agreement dated 05/31/2019, maturing value of $5,002,450 (collateralized by domestic agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $5,100,001; 0.33% - 7.00%; 02/25/2027 - 12/20/2068)(b)(h)	2.52%	06/07/2019	5,002,450	5,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 05/30/2019, maturing value of $5,002,421 (collateralized by domestic agency and non-agency asset-backed securities valued at $5,250,001; 3.15% - 5.93%; 05/16/2042 - 03/25/2067)(b)(h)	2.49%	06/06/2019	5,002,421	5,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 05/31/2019, maturing value of $10,000,000 (collateralized by domestic non-agency mortgage-backed securities and domestic and foreign non-agency asset-backed securities valued at $10,500,000; 0.13% - 5.93%; 04/22/2030 - 08/10/2048)(b)(f)	2.73%	07/05/2019	10,000,000	10,000,000
ING Financial Markets, LLC, agreement dated 05/31/2019, maturing value of $20,004,283 (collateralized by domestic and foreign corporate obligations valued at $22,078,029; 5.30% - 9.25%; 07/06/2024 - 02/01/2029)(b)	2.57%	06/03/2019	20,004,283	20,000,000
J.P. Morgan Securities LLC, open agreement dated 09/08/2017 (collateralized by domestic and foreign equity securities valued at $15,788,617; 0% - 8.25%; 04/15/2049 - 03/01/2079)(i)	2.57%	-	-	15,000,000
RBC Capital Markets LLC, agreement dated 05/31/2019, maturing value of $20,004,117 (collateralized by a U.S. government sponsored agency obligation, domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $20,971,146; 0% - 7.13%; 06/14/2019 - 04/15/2049)(b)	2.47%	06/03/2019	20,004,117	20,000,000
Wells Fargo Securities, LLC, joint agreement dated 05/31/2019, aggregate maturing value of $765,158,100 (collateralized by U.S. Treasury obligations valued at $780,300,022; 1.38% - 3.75%; 08/31/2020 - 11/15/2043)	2.48%	06/03/2019	107,121,951	107,099,817
Total Repurchase Agreements (Cost $212,099,817)				212,099,817
TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.08% (Cost $486,611,553)				486,643,739
OTHER ASSETS LESS LIABILITIES-(0.08)%				(405,092)
NET ASSETS-100.00%				$ 486,238,647
Investment Abbreviations:
CEP	-Credit Enhancement Provider
IDR	-Industrial Development Revenue Bonds
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
USD	-U.S. Dollar
VRD	-Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Invesco STIC Prime Portfolio
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 11.3%; France: 11.3%; Japan: 10.9%; Netherlands: 9.4%; Switzerland: 8.2%; China: 7.6%; other countries less than 5% each: 9.4%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $192,076,754, which represented 39.50% of the Fund’s Net Assets.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2019.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2019.
(g)	Principal amount equals value at period end. See Note 1D.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(k)	Also represents cost for federal income tax purposes.
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Schedule of Investments
May 31, 2019
(Unaudited)
Invesco Treasury Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-47.70%
U.S. Treasury Bills-30.27%(a)
U.S. Treasury Bills	2.39%	06/11/2019	$ 350,000	$ 349,768,125
U.S. Treasury Bills	2.42%-2.51%	06/13/2019	650,000	649,471,416
U.S. Treasury Bills	2.37%	06/18/2019	500,000	499,441,598
U.S. Treasury Bills	2.52%	06/20/2019	500,000	499,344,236
U.S. Treasury Bills	2.51%	06/27/2019	300,000	299,462,667
U.S. Treasury Bills	2.54%	07/05/2019	250,000	249,408,542
U.S. Treasury Bills	2.39%	07/09/2019	250,000	249,371,945
U.S. Treasury Bills	2.50%	07/11/2019	500,000	498,627,778
U.S. Treasury Bills	2.36%	07/16/2019	500,000	498,528,125
U.S. Treasury Bills	2.49%	07/18/2019	750,000	747,591,249
U.S. Treasury Bills	2.48%	07/25/2019	300,000	298,897,500
U.S. Treasury Bills	2.48%	08/01/2019	150,000	149,377,292
U.S. Treasury Bills	2.39%	08/08/2019	500,000	497,752,223
U.S. Treasury Bills	2.49%	09/12/2019	350,000	347,541,590
U.S. Treasury Bills	2.48%	09/19/2019	500,000	496,256,945
U.S. Treasury Bills	2.42%	10/17/2019	475,000	470,646,770
				6,801,488,001
U.S. Treasury Notes-17.43%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.35%	04/30/2020	1,248,000	1,247,998,666
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.36%	07/31/2020	510,000	509,994,156
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	2.36%	10/31/2020	451,000	450,984,715
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(b)	2.43%	01/31/2021	1,306,000	1,305,429,753
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	2.55%	04/30/2021	401,000	400,993,005
				3,915,400,295
Total U.S. Treasury Securities (Cost $10,716,888,296)				10,716,888,296
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-47.70% (Cost $10,716,888,296)				10,716,888,296
			Repurchase Amount
Repurchase Agreements-52.70%(c)
Bank of Nova Scotia, agreement dated 05/31/2019, maturing value of $250,051,667 (collateralized by U.S. Treasury obligations valued at $255,000,000; 0% - 2.88%; 06/04/2019 - 02/15/2043)	2.48%	06/03/2019	250,051,667	250,000,000
BNP Paribas Securities Corp., joint term agreement dated 04/24/2019, aggregate maturing value of $2,012,250,000 (collateralized by U.S. Treasury obligations valued at $2,040,000,173; 0% - 4.38%; 06/13/2019 - 02/15/2048)(d)	2.45%	07/23/2019	1,660,106,250	1,650,000,000
BNP Paribas Securities Corp., term agreement dated 04/12/2019, maturing value of $404,638,867 (collateralized by U.S. Treasury obligations valued at $411,060,003; 0.75% - 8.13%; 08/15/2019 - 02/15/2049)(d)	2.44%	06/11/2019	404,638,867	403,000,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Invesco Treasury Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
CIBC World Markets Corp., agreement dated 05/31/2019, maturing value of $250,051,667 (collateralized by U.S. Treasury obligations valued at $255,000,078; 0.13% - 6.25%; 04/15/2020 - 02/15/2048)	2.48%	06/03/2019	$ 250,051,667	$ 250,000,000
Citigroup Global Markets, Inc., term agreement dated 05/30/2019, maturing value of $600,288,167 (collateralized by U.S. Treasury obligations valued at $612,000,097; 0% - 3.13%; 08/15/2019 - 08/15/2044)(d)	2.47%	06/06/2019	600,288,167	600,000,000
Credit Agricole Corporate & Investment Bank, agreement dated 05/31/2019, maturing value of $300,062,000 (collateralized by a U.S. Treasury obligation valued at $306,000,024; 0.13%; 07/15/2026)	2.48%	06/03/2019	300,062,000	300,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 05/22/2019, aggregate maturing value of $251,020,903 (collateralized by U.S. Treasury obligations valued at $255,000,069; 1.88% - 2.50%; 07/15/2019 - 03/31/2023)(d)	2.41%	07/22/2019	125,510,451	125,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 05/24/2019, aggregate maturing value of $803,200,000 (collateralized by U.S. Treasury obligations valued at $816,000,012; 0.38% - 3.00%; 01/15/2027 - 11/15/2047)(d)	2.40%	07/23/2019	401,600,000	400,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 05/20/2019, maturing value of $200,843,500 (collateralized by U.S. Treasury obligations valued at $204,000,035; 2.13% - 2.88%; 09/30/2024 - 11/15/2046)(d)	2.41%	07/22/2019	200,843,500	200,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 05/31/2019, maturing value of $400,083,000 (collateralized by a U.S. Treasury obligation valued at $408,004,182; 2.75%; 08/15/2047)	2.49%	06/03/2019	400,083,000	400,000,000
J.P. Morgan Securities LLC, open agreement dated 05/15/2019 (collateralized by U.S. Treasury obligations valued at $408,000,064; 1.75% - 4.50%; 03/31/2022 - 05/15/2049)(e)	2.43%	-	-	400,000,000
J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by U.S. Treasury obligations valued at $510,000,311; 2.50% - 3.00%; 02/15/2046 - 05/15/2047)(e)	2.39%	-	-	500,000,000
Lloyds Bank PLC, term agreement dated 04/29/2019, maturing value of $503,194,444 (collateralized by U.S. Treasury obligations valued at $515,257,853; 6.00% - 8.00%; 11/15/2021 - 02/15/2026)	2.50%	07/31/2019	503,194,444	500,000,000
Metropolitan Life Insurance Co., joint term agreement dated 05/30/2019, aggregate maturing value of $350,344,928 (collateralized by U.S. Treasury obligations valued at $361,822,448; 0% - 2.25%; 07/11/2019 - 05/15/2046)(d)	2.47%	06/06/2019	135,130,676	135,001,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 05/30/2019, aggregate maturing value of $1,862,018,857 (collateralized by U.S. Treasury obligations valued at $1,911,372,090; 1.63% - 2.13%; 08/31/2022 - 11/30/2024)(d)	2.47%	06/06/2019	740,355,406	740,000,000
Mizuho Securities (USA) LLC, agreement dated 05/31/2019, maturing value of $100,020,667 (collateralized by U.S. Treasury obligations valued at $102,000,003; 2.38% - 3.63%; 02/15/2020 - 11/15/2047)	2.48%	06/03/2019	100,020,667	100,000,000
Natixis, agreement dated 05/31/2019, maturing value of $250,051,667 (collateralized by U.S. Treasury obligations valued at $255,000,039; 0% - 8.13%; 07/15/2019 - 01/15/2029)	2.48%	06/03/2019	250,051,667	250,000,000
Natixis, joint term agreement dated 05/20/2019, aggregate maturing value of $501,983,056 (collateralized by U.S. Treasury obligations valued at $510,000,014; 0% - 3.75%; 05/15/2020 - 05/15/2046)(d)	2.42%	07/18/2019	200,793,222	200,000,000
Prudential Insurance Co. of America, agreement dated 05/31/2019, maturing value of $384,600,679 (collateralized by U.S. Treasury obligations valued at $396,403,820; 0% - 2.75%; 11/15/2027 - 02/15/2045)	2.51%	06/03/2019	384,600,679	384,520,250
Prudential Legacy Insurance Company of New Jersey, agreement dated 05/31/2019, maturing value of $230,298,161 (collateralized by U.S. Treasury obligations valued at $238,347,000; 0%; 08/15/2033 - 08/15/2045)	2.51%	06/03/2019	230,298,161	230,250,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Invesco Treasury Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Royal Bank of Canada, joint agreement dated 05/31/2019, aggregate maturing value of $750,155,000 (collateralized by U.S. Treasury obligations valued at $765,000,047; 2.50%; 02/28/2021)	2.48%	06/03/2019	$ 274,793,265	$ 274,736,486
Royal Bank of Canada, term agreement dated 04/05/2019, maturing value of $1,005,940,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,067; 0.13% - 4.25%; 04/15/2020 - 08/15/2047)(d)	2.43%	07/02/2019	1,005,940,000	1,000,000,000
Royal Bank of Canada, term agreement dated 04/23/2019, maturing value of $251,525,000 (collateralized by U.S. Treasury obligations valued at $255,000,030; 0.50% - 2.75%; 08/15/2021 - 01/15/2028)(d)	2.44%	07/22/2019	251,525,000	250,000,000
Royal Bank of Canada, term agreement dated 05/16/2019, maturing value of $502,016,667 (collateralized by U.S. Treasury obligations valued at $510,000,050; 0.13% - 3.88%; 04/15/2020 - 04/15/2029)(d)	2.42%	07/15/2019	502,016,667	500,000,000
Royal Bank of Canada, term agreement dated 05/23/2019, maturing value of $401,626,667 (collateralized by a U.S. Treasury obligation valued at $408,000,106; 2.50%; 02/28/2021)(d)	2.40%	07/23/2019	401,626,667	400,000,000
Societe Generale, joint term agreement dated 05/30/2019, aggregate maturing value of $1,000,478,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,040; 0% - 8.75%; 07/18/2019 - 02/15/2047)(d)	2.46%	06/06/2019	400,191,333	400,000,000
Societe Generale, open agreement dated 06/25/2018 (collateralized by U.S. Treasury obligations valued at $1,020,000,047; 0% - 8.13%; 06/11/2019 - 02/15/2049)(e)	1.93%	-	-	1,000,000,000
Total Repurchase Agreements (Cost $11,842,507,736)				11,842,507,736
TOTAL INVESTMENTS IN SECURITIES-100.40% (Cost $22,559,396,032)				22,559,396,032
OTHER ASSETS LESS LIABILITIES-(0.40)%				(88,820,288)
NET ASSETS-100.00%				$22,470,575,744
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2019.
(c)	Principal amount equals value at period end. See Note 1D.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Schedule of Investments
May 31, 2019
(Unaudited)
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-34.74%
U.S. Treasury Bills-22.03%(a)
U.S. Treasury Bills	2.39%	06/11/2019	$ 250,000	$ 249,834,375
U.S. Treasury Bills	2.51%	06/13/2019	850,000	849,297,333
U.S. Treasury Bills	2.52%	06/20/2019	500,000	499,344,236
U.S. Treasury Bills	2.49%	07/18/2019	650,000	647,912,416
U.S. Treasury Bills	2.48%	07/25/2019	350,000	348,713,750
U.S. Treasury Bills	2.48%	08/01/2019	500,000	497,924,305
U.S. Treasury Bills	2.47%-2.48%	08/22/2019	725,000	720,969,074
U.S. Treasury Bills	2.47%-2.49%	08/29/2019	600,000	596,368,429
U.S. Treasury Bills	2.49%	09/05/2019	450,000	447,048,933
U.S. Treasury Bills	2.49%	09/12/2019	150,000	148,946,396
U.S. Treasury Bills	2.47%-2.48%	09/19/2019	450,000	446,636,750
				5,452,995,997
U.S. Treasury Notes-12.71%(b)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)	2.31%	01/31/2020	170,000	169,963,600
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)	2.35%	04/30/2020	775,000	775,011,058
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)	2.36%	07/31/2020	535,000	534,975,920
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)	2.36%	10/31/2020	630,000	629,990,892
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)	2.43%	01/31/2021	645,000	644,749,968
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)	2.55%	04/30/2021	390,000	390,001,658
				3,144,693,096
Total U.S. Treasury Securities (Cost $8,597,689,093)				8,597,689,093
U.S. Government Sponsored Agency Securities-15.08%
Federal Farm Credit Bank (FFCB)-2.67%
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.06%)(b)	2.38%	11/19/2019	37,300	37,291,010
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.06%)(b)	2.37%	12/04/2019	125,000	124,998,338
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.06%)(b)	2.38%	12/18/2019	25,000	24,998,680
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.07%)(b)	2.36%	12/16/2019	120,000	120,000,000
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.10%)(b)	2.33%	09/25/2019	110,000	109,998,108
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.10%)(b)	2.37%	10/08/2019	75,000	74,990,023
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.11%)(b)	2.32%	08/28/2019	145,000	144,996,576
Federal Farm Credit Bank (SOFR + 0.10%)(b)	2.49%	05/07/2021	23,000	23,000,000
				660,272,735
Federal Home Loan Bank (FHLB)-10.39%
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(b)	2.44%	11/08/2019	250,000	250,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(b)	2.41%	11/25/2019	225,000	225,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(b)	2.41%	11/25/2019	175,000	175,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(b)	2.44%	12/09/2019	150,000	150,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.04%)(b)	2.43%	12/06/2019	250,000	249,987,680
Federal Home Loan Bank (1 mo. USD LIBOR - 0.05%)(b)	2.42%	12/06/2019	79,400	79,414,156
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(b)	2.38%	09/18/2019	$ 50,000	$ 50,003,187
Federal Home Loan Bank (1 mo. USD LIBOR - 0.08%)(b)	2.36%	08/22/2019	100,000	100,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.09%)(b)	2.38%	07/08/2019	150,000	150,000,706
Federal Home Loan Bank (1 mo. USD LIBOR - 0.09%)(b)	2.34%	07/17/2019	72,000	72,000,134
Federal Home Loan Bank (1 mo. USD LIBOR - 0.09%)(b)	2.36%	08/14/2019	25,000	25,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.09%)(b)	2.36%	08/14/2019	100,000	100,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.09%)(b)	2.35%	12/20/2019	125,000	125,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.09%)(b)	2.34%	12/27/2019	50,000	50,000,000
Federal Home Loan Bank (SOFR + 0.02%)(b)	2.41%	02/21/2020	420,000	420,000,000
Federal Home Loan Bank (SOFR + 0.03%)(b)	2.42%	10/09/2019	119,000	119,000,000
Federal Home Loan Bank (SOFR + 0.04%)(b)	2.43%	05/08/2020	120,000	120,000,000
Federal Home Loan Bank (SOFR + 0.04%)(b)	2.43%	08/25/2020	46,000	46,000,000
Federal Home Loan Bank (SOFR + 0.08%)(b)	2.47%	07/24/2020	26,000	26,000,000
Federal Home Loan Bank (SOFR + 0.11%)(b)	2.50%	10/01/2020	40,000	40,000,000
				2,572,405,863
Federal Home Loan Mortgage Corp. (FHLMC)-0.20%
Federal Home Loan Mortgage Corp. (1 mo. USD LIBOR - 0.10%)(b)	2.37%	08/08/2019	50,000	50,000,000
Federal National Mortgage Association (FNMA)-0.25%
Federal National Mortgage Association (SOFR + 0.06%)(b)	2.45%	07/30/2020	63,000	63,000,000
Overseas Private Investment Corp. (OPIC)-1.57%
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.37%	09/15/2020	116,000	116,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.37%	06/15/2025	24,000	24,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.37%	07/15/2025	32,639	32,638,890
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.37%	09/15/2025	5,000	5,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.37%	09/15/2026	5,000	5,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.37%	02/15/2028	19,444	19,444,444
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.37%	11/15/2028	86,364	86,363,637
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.37%	05/15/2030	9,282	9,282,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.37%	10/15/2030	8,000	8,000,000
Overseas Private Investment Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.35%	07/09/2026	36,975	36,975,000
Overseas Private Investment Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.37%	03/15/2030	45,000	45,000,000
				387,703,971
Total U.S. Government Sponsored Agency Securities (Cost $3,733,382,569)				3,733,382,569
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-49.82% (Cost $12,331,071,662)				12,331,071,662
			Repurchase Amount
Repurchase Agreements-50.76%(d)
ABN AMRO Bank N.V., agreement dated 05/31/2019, maturing value of $250,052,292 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 1.50% - 5.00%; 09/01/2024 - 01/01/2049)	2.51%	06/03/2019	250,052,292	250,000,000
Bank of Nova Scotia, joint agreement dated 05/31/2019, aggregate maturing value of $725,151,042 (collateralized by domestic agency mortgage-backed securities valued at $739,500,000; 2.50% - 6.50%; 12/01/2023 - 04/01/2049)	2.50%	06/03/2019	525,109,375	525,000,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., joint term agreement dated 04/24/2019, aggregate maturing value of $2,012,250,000 (collateralized by U.S. Treasury obligations valued at $2,040,000,173; 0% - 4.38%; 06/13/2019 - 02/15/2048)(e)	2.45%	07/23/2019	$352,143,750	$ 350,000,000
BNP Paribas Securities Corp., joint term agreement dated 04/24/2019, aggregate maturing value of $754,612,500 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,130; 0% - 8.50%; 06/12/2019 - 05/20/2049)(e)	2.46%	07/23/2019	533,259,500	530,000,000
BNP Paribas Securities Corp., term agreement dated 04/12/2019, maturing value of $408,655,133 (collateralized by U.S. Treasury obligations valued at $415,140,035; 0% - 8.75%; 08/15/2019 - 02/15/2047)(e)	2.44%	06/11/2019	408,655,133	407,000,000
Citigroup Global Markets, Inc., joint agreement dated 05/31/2019, aggregate maturing value of $350,072,333 (collateralized by U.S. Treasury obligations valued at $357,000,106; 0% - 3.13%; 11/15/2022 - 08/15/2044)	2.48%	06/03/2019	343,907,827	343,836,767
Credit Agricole Corporate & Investment Bank, joint term agreement dated 05/22/2019, aggregate maturing value of $251,020,903 (collateralized by U.S. Treasury obligations valued at $255,000,069; 1.88% - 2.50%; 07/15/2019 - 03/31/2023)(e)	2.41%	07/22/2019	125,510,451	125,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 05/24/2019, aggregate maturing value of $803,200,000 (collateralized by U.S. Treasury obligations valued at $816,000,012; 0.38% - 3.00%; 01/15/2027 - 11/15/2047)(e)	2.40%	07/23/2019	316,260,000	315,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 05/24/2019, maturing value of $250,516,667 (collateralized by a U.S. Treasury obligation valued at $255,000,008; 2.75%; 06/30/2025)(e)	2.40%	06/24/2019	250,516,667	250,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 05/31/2019, maturing value of $565,117,708 (collateralized by U.S. Treasury obligations valued at $576,300,037; 0.25% - 2.88%; 09/30/2023 - 01/15/2025)	2.50%	06/03/2019	565,117,708	565,000,000
ING Financial Markets, LLC, agreement dated 05/31/2019, maturing value of $200,041,333 (collateralized by U.S. government sponsored agency obligations valued at $204,000,775; 0% - 2.63%; 06/14/2019 - 09/06/2024)	2.48%	06/03/2019	200,041,333	200,000,000
ING Financial Markets, LLC, joint term agreement dated 05/13/2019, aggregate maturing value of $654,041,917 (collateralized by domestic agency mortgage-backed securities valued at $663,000,001; 1.82% - 7.00%; 05/01/2021 - 05/01/2058)	2.46%	08/12/2019	457,829,342	455,000,000
ING Financial Markets, LLC, joint term agreement dated 05/29/2019, aggregate maturing value of $350,168,097 (collateralized by domestic agency mortgage-backed securities valued at $357,000,000; 1.82% - 7.00%; 03/01/2027 - 05/01/2058)(e)	2.47%	06/05/2019	275,132,076	275,000,000
ING Financial Markets, LLC, joint term agreement dated 05/30/2019, aggregate maturing value of $300,144,083 (collateralized by domestic agency mortgage-backed securities valued at $306,000,000; 1.82% - 5.00%; 08/01/2024 - 05/01/2058)(e)	2.47%	06/06/2019	200,096,056	200,000,000
ING Financial Markets, LLC, term agreement dated 04/15/2019, maturing value of $266,796,258 (collateralized by domestic agency mortgage-backed securities valued at $270,300,000; 2.51% - 6.50%; 03/01/2024 - 09/01/2057)	2.49%	07/22/2019	266,796,258	265,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/02/2019 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $510,000,004; 0% - 6.00%; 07/01/2020 - 05/01/2049)(f)	2.41%	-	-	350,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/15/2019 (collateralized by a U.S. Treasury obligation and domestic agency mortgage-backed securities valued at $295,800,009; 0% - 7.00%; 05/01/2022 - 05/20/2049)(f)	2.45%	-	-	240,000,000
J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 0% - 6.00%; 12/01/2020 - 06/01/2049)(f)	2.41%	-	-	250,000,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Metropolitan Life Insurance Co., joint term agreement dated 05/30/2019, aggregate maturing value of $350,344,928 (collateralized by U.S. Treasury obligations valued at $361,822,448; 0% - 2.25%; 07/11/2019 - 05/15/2046)(e)	2.47%	06/06/2019	$ 135,131,627	$ 135,001,950
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 05/30/2019, aggregate maturing value of $1,862,018,857 (collateralized by U.S. Treasury obligations valued at $1,911,372,090; 1.63% - 2.13%; 08/31/2022 - 11/30/2024)(e)	2.47%	06/06/2019	733,477,104	733,125,000
Natixis, joint agreement dated 05/31/2019, aggregate maturing value of $100,020,833 (collateralized by U.S. Treasury obligations, domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $102,000,000; 0% - 6.13%; 05/21/2020 - 09/15/2065)	2.50%	06/03/2019	95,019,791	95,000,000
Natixis, joint term agreement dated 05/20/2019, aggregate maturing value of $501,983,056 (collateralized by U.S. Treasury obligations valued at $510,000,014; 0% - 3.75%; 05/15/2020 - 05/15/2046)(e)	2.42%	07/18/2019	210,832,883	210,000,000
Nomura Securities International, Inc., joint agreement dated 05/31/2019, aggregate maturing value of $750,156,250 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $765,000,069; 1.38% - 9.00%; 07/01/2019 - 05/20/2069)	2.50%	06/03/2019	700,145,833	700,000,000
Prudential Insurance Co. of America, agreement dated 05/31/2019, maturing value of $547,330,709 (collateralized by U.S. Treasury obligations valued at $565,717,610; 0%; 02/15/2026 - 05/15/2045)	2.51%	06/03/2019	547,330,709	547,216,250
Prudential Legacy Insurance Company of New Jersey, agreement dated 05/31/2019, maturing value of $117,837,142 (collateralized by U.S. Treasury obligations valued at $121,688,500; 0%; 08/15/2033 - 08/15/2045)	2.51%	06/03/2019	117,837,142	117,812,500
RBC Capital Markets LLC, joint term agreement dated 05/31/2019, aggregate maturing value of $1,250,000,000 (collateralized by domestic agency mortgage-backed securities valued at $1,275,000,001; 0% - 6.00%; 09/25/2019 - 02/20/2069)(b)(e)	2.43%	07/31/2019	920,000,000	920,000,000
Royal Bank of Canada, joint agreement dated 05/31/2019, aggregate maturing value of $750,155,000 (collateralized by U.S. Treasury obligations valued at $765,000,047; 2.50%; 02/28/2021)	2.48%	06/03/2019	197,594,978	197,554,150
Royal Bank of Canada, joint term agreement dated 04/05/2019, aggregate maturing value of $1,005,964,444 (collateralized by domestic agency mortgage-backed securities valued at $1,020,000,000; 0% - 7.00%; 08/15/2021 - 10/25/2058)(e)	2.44%	07/02/2019	729,324,222	725,000,000
Royal Bank of Canada, joint term agreement dated 04/23/2019, aggregate maturing value of $251,531,250 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.00% - 4.50%; 07/25/2039 - 10/15/2058)(e)	2.45%	07/22/2019	176,071,875	175,000,000
Royal Bank of Canada, joint term agreement dated 04/24/2019, aggregate maturing value of $437,653,500 (collateralized by domestic agency mortgage-backed securities valued at $443,700,000; 0% - 6.50%; 04/01/2026 - 05/01/2049)(e)	2.44%	07/23/2019	301,830,000	300,000,000
Societe Generale, joint open agreement dated 06/25/2018 (collateralized by U.S. Treasury obligations, domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $510,000,000; 0% - 6.00%; 07/05/2019 - 06/20/2061)(f)	2.40%	-	-	320,000,000
Societe Generale, joint term agreement dated 05/30/2019, aggregate maturing value of $1,000,478,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,040; 0% - 8.75%; 07/18/2019 - 02/15/2047)(e)	2.46%	06/06/2019	425,203,292	425,000,000
Sumitomo Mitsui Banking Corp., agreement dated 05/31/2019, maturing value of $250,051,667 (collateralized by a U.S. Treasury obligation valued at $255,107,727; 2.25%; 02/29/2020)	2.48%	06/03/2019	250,051,667	250,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 05/31/2019, aggregate maturing value of $1,000,208,333 (collateralized by domestic agency mortgage-backed securities valued at $1,022,578,106; 3.50%; 04/20/2048)	2.50%	06/03/2019	300,062,500	300,000,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, joint agreement dated 05/31/2019, aggregate maturing value of $760,158,333 (collateralized by domestic agency mortgage-backed securities valued at $775,200,001; 2.00% - 5.50%; 12/01/2024 - 01/01/2058)	2.50%	06/03/2019	$425,088,542	$ 425,000,000
Wells Fargo Securities, LLC, joint agreement dated 05/31/2019, aggregate maturing value of $765,158,100 (collateralized by U.S. Treasury obligations valued at $780,300,022; 1.38% - 3.75%; 08/31/2020 - 11/15/2043)	2.48%	06/03/2019	89,633,339	89,614,818
Total Repurchase Agreements (Cost $12,561,161,435)				12,561,161,435
TOTAL INVESTMENTS IN SECURITIES-100.58% (Cost $24,892,233,097)				24,892,233,097
OTHER ASSETS LESS LIABILITIES-(0.58)%				(144,115,425)
NET ASSETS-100.00%				$ 24,748,117,672
Investment Abbreviations:
LIBOR	-London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2019.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2019.
(d)	Principal amount equals value at period end. See Note 1D.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Schedule of Investments
May 31, 2019
(Unaudited)
Invesco Treasury Obligations Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-100.16%
U.S. Treasury Bills-84.15%(a)
U.S. Treasury Bills	2.25%-2.39%	06/04/2019	$120,014	$ 119,990,578
U.S. Treasury Bills	2.43%	06/06/2019	60,000	59,979,917
U.S. Treasury Bills	2.39%	06/11/2019	25,000	24,983,437
U.S. Treasury Bills	2.42%-2.51%	06/13/2019	35,000	34,971,317
U.S. Treasury Bills	2.37%-2.40%	06/18/2019	55,000	54,938,163
U.S. Treasury Bills	2.43%-2.52%	06/20/2019	55,000	54,929,053
U.S. Treasury Bills	2.31%-2.34%	06/25/2019	39,000	38,939,494
U.S. Treasury Bills	2.51%	06/27/2019	50,000	49,910,444
U.S. Treasury Bills	2.39%	07/09/2019	40,000	39,899,511
U.S. Treasury Bills	2.39%	07/11/2019	15,000	14,960,417
U.S. Treasury Bills	2.36%	07/16/2019	35,000	34,896,969
U.S. Treasury Bills	2.49%	07/18/2019	35,000	34,887,592
U.S. Treasury Bills	2.47%-2.48%	07/25/2019	18,800	18,730,961
U.S. Treasury Bills	2.48%	08/01/2019	10,000	9,958,486
U.S. Treasury Bills	2.39%	08/08/2019	60,000	59,730,267
U.S. Treasury Bills	2.37%	08/15/2019	30,000	29,852,500
U.S. Treasury Bills	2.35%-2.49%	08/22/2019	53,000	52,714,788
U.S. Treasury Bills	2.32%-2.49%	08/29/2019	35,000	34,796,814
U.S. Treasury Bills	2.49%	09/05/2019	45,000	44,704,800
U.S. Treasury Bills	2.49%	09/12/2019	12,000	11,915,712
U.S. Treasury Bills	2.48%	09/19/2019	25,000	24,812,847
U.S. Treasury Bills	2.42%	10/10/2019	45,000	44,607,819
U.S. Treasury Bills	2.42%	10/17/2019	30,000	29,725,150
				924,837,036
U.S. Treasury Notes-16.01%(b)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)	2.36%	10/31/2019	20,000	20,001,448
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)	2.35%	04/30/2020	35,000	35,000,629
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)	2.36%	07/31/2020	29,000	28,999,338
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)	2.36%	10/31/2020	35,000	34,998,395
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)	2.43%	01/31/2021	33,000	32,977,607
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)	2.55%	04/30/2021	24,000	23,999,664
				175,977,081
TOTAL INVESTMENTS IN SECURITIES-100.16% (Cost $1,100,814,117)				1,100,814,117
OTHER ASSETS LESS LIABILITIES-(0.16)%				(1,724,156)
NET ASSETS-100.00%				$1,099,089,961
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2019.
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Schedule of Investments
May 31, 2019
(Unaudited)
Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-99.80%
Alabama-3.50%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC-Swedbank AB)(a)(b)(c)	1.60%	07/01/2040	$7,405	$ 7,405,000
Arizona-4.34%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC-Bank Of America, N.A.)(b)(c)	1.55%	01/01/2046	4,830	4,830,000
Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD RB (CEP-FNMA)(b)	1.42%	06/15/2031	1,745	1,745,000
Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD RB (CEP-FNMA)(b)	1.42%	06/15/2031	2,595	2,595,000
				9,170,000
California-2.59%
California (State of); Series 2004 A9, Ref. VRD GO Bonds (LOC-State Street Bank & Trust Co.)(b)(c)	1.05%	05/01/2034	2,770	2,770,000
Orange (County of), CA Water District; Series 2003 A, VRD COP (LOC-Citibank N.A.)(b)(c)	1.58%	08/01/2042	2,700	2,700,000
				5,470,000
Colorado-0.39%
Boulder (County of), CO (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.56%	02/01/2031	823	823,000
Delaware-1.59%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.43%	09/01/2036	3,015	3,015,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.43%	05/01/2036	345	345,000
				3,360,000
District of Columbia-2.04%
District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.40%	08/15/2038	270	270,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.38%	10/01/2039	4,040	4,040,000
				4,310,000
Florida-5.39%
Halifax Hospital Medical Center; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.50%	06/01/2048	910	910,000
Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.43%	11/01/2036	1,580	1,580,000
Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.48%	07/01/2032	1,965	1,965,000
Pinellas (County of), FL Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.42%	11/01/2038	3,945	3,945,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.58%	07/01/2037	3,000	3,000,000
				11,400,000
Georgia-8.47%
Atlanta (City of), GA Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC-BMO Harris Bank N.A.)(b)(c)	1.43%	11/01/2030	2,500	2,500,000
Glynn-Brunswick Memorial Hospital Authority; Series 2008 B, VRD RAN (LOC-TD Bank, N.A.)(b)(c)	1.43%	08/01/2038	1,400	1,400,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Monroe (County of), GA Development Authority (Oglethorpe Power Corp. Scherer);
Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.45%	01/01/2030	$2,420	$ 2,420,000
Series 2010 A, Ref. VRD PCR (LOC-Bank of Montreal)(b)(c)	1.42%	01/01/2036	3,700	3,700,000
Private Colleges & Universities Authority (Emory University);
Series 2005 B-2, VRD RB(b)	1.31%	09/01/2035	3,690	3,690,000
Series 2019, Commercial Paper Notes	1.55%	09/05/2019	3,400	3,400,000
Richmond (County of), GA Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000,VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.56%	09/01/2020	800	800,000
				17,910,000
Illinois-2.87%
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	1.33%	12/01/2046	4,935	4,935,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.40%	01/01/2037	875	875,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-U.S. Bank N.A.)(b)(c)	1.43%	10/01/2033	250	250,000
				6,060,000
Indiana-6.93%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.51%	08/01/2037	2,675	2,675,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC-Rabobank Nederland)(a)(b)(c)	1.55%	06/01/2035	6,885	6,885,000
Purdue University; Series 2011 A, VRD COP(b)	1.25%	07/01/2035	3,082	3,081,500
Rockport (City of), IN (AEP Generating Company); Series 1995 A, Ref. VRD PCR (LOC-MUFG Bank, Ltd.)(a)(b)(c)	1.38%	07/01/2025	2,000	2,000,000
				14,641,500
Louisiana-1.15%
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC-Bank of New York Mellon (The))(b)(c)	1.40%	07/01/2047	1,490	1,490,000
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2010 B, VRD RB (LOC-MUFG Bank, Ltd.)(a)(b)(c)	1.45%	12/01/2040	930	930,000
				2,420,000
Maryland-3.58%
Maryland (State of) Health & Higher Educational Facilities Authority; Series 2008, VRD RB (LOC-Bank of Montreal)(b)(c)	1.37%	06/12/2019	2,600	2,600,000
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital); Series 2019 B, Commercial Paper Notes	1.84%	06/04/2019	2,675	2,675,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.40%	04/01/2035	300	300,000
Montgomery (County of), MD; Series 2009 B, Commercial Paper BAN	1.50%	07/11/2019	2,000	2,000,000
				7,575,000
Massachusetts-1.24%
Massachusetts (Commonwealth of) Department of Transportation; Series 2010 A-1, VRD RB (LOC-Citibank, N.A.)(b)(c)	1.37%	06/12/2019	1,100	1,100,000
Massachusetts (Commonwealth of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.40%	10/01/2038	1,525	1,525,000
				2,625,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-2.80%
Kent (County of), MI Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC-Bank of New York Mellon (The))(b)(c)	1.46%	01/15/2026	$ 385	$ 385,000
Michigan State University Board of Trustees; Series 2000 A-1, VRD RB (CEP-Royal Bank of Canada)(b)	1.43%	08/15/2030	1,300	1,300,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.43%	03/01/2031	4,240	4,240,000
				5,925,000
Minnesota-8.10%
Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP-FNMA)(b)	1.51%	10/15/2033	1,175	1,175,000
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank N.A.)(b)(c)	1.55%	06/05/2019	6,700	6,700,000
Minnetonka (City of), MN (Minnetonka Hills Apartments); Series 2001, Ref. VRD RB (CEP-FNMA)(b)	1.51%	11/15/2031	1,860	1,860,000
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP-FHLMC)(b)	1.40%	11/01/2035	5,070	5,070,000
St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP-FHLMC)(b)	1.40%	10/01/2033	2,305	2,305,000
				17,110,000
Mississippi-3.45%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 I, VRD IDR(b)	1.55%	11/01/2035	1,700	1,700,000
Series 2010 C, VRD IDR(b)	1.37%	12/01/2030	585	585,000
Series 2010 E, VRD IDR(b)	1.43%	12/01/2030	5,000	5,000,000
				7,285,000
Missouri-1.37%
Bridgeton (City of), MO Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago)(b)(c)	1.42%	11/01/2037	485	485,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC-FHLB of Chicago)(b)(c)	1.43%	08/01/2038	660	660,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC-Bank of America, N.A.)(b)(c)	1.40%	02/01/2031	1,450	1,450,000
Springfield (City of), MO Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD RB (LOC-FHLB of Des Moines)(b)(c)	1.55%	12/01/2019	295	295,000
				2,890,000
New York-7.77%
New York (City of), NY;
Subseries 2015 F-5, VRD GO Bonds(b)	1.47%	06/01/2044	3,900	3,900,000
Subseries 2010 G-4, VRD GO Bonds (CEP-Barclays Bank PLC)(b)	1.45%	03/01/2039	2,935	2,935,000
New York (City of), NY Municipal Water Finance Authority; Subseries 2012 A-1, VRD RB(b)	1.47%	06/15/2044	1,780	1,780,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC-Mizuho Bank, Ltd.)(b)(c)	1.38%	05/01/2039	2,000	2,000,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2015 A, VRD RB (LOC-Bank of China Ltd.)(a)(b)(c)	1.50%	05/01/2050	1,000	1,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC-Bank of China Ltd.)(a)(b)(c)	1.45%	11/01/2049	4,800	4,800,000
				16,415,000
North Carolina-2.20%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(b)	1.30%	12/01/2021	2,550	2,550,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
Raleigh & Durham (Cities of), NC Airport Authority; Series 2008 C, Ref. VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.37%	05/01/2036	$2,100	$ 2,100,000
				4,650,000
Ohio-4.40%
Franklin (County of), OH (OhioHealth Corp.); Series 2009 A, Ref. VRD RB(b)	1.42%	11/15/2041	6,900	6,900,000
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC-U.S. Bank N.A.)(b)(c)	1.43%	08/02/2038	200	200,000
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group); Series 2013 B-2, VRD RB(b)	1.50%	01/01/2039	2,200	2,200,000
				9,300,000
Pennsylvania-3.82%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.43%	06/01/2037	2,770	2,770,000
Haverford Township School District; Series 2009, VRD GO Bonds (LOC-TD Bank, N.A.)(b)(c)	1.44%	03/01/2030	2,795	2,795,000
Westmoreland (County of), PA Industrial Development Authority (Excela Health); Series 2005 A, VRD RB (LOC-PNC Bank N.A.)(b)(c)	1.43%	07/01/2027	2,510	2,510,000
				8,075,000
Texas-10.24%
Harris (County of), TX;
Series 2019 C, GO Commercial Paper Notes	1.78%	06/06/2019	1,350	1,350,000
Series 2019 D, GO Commercial Paper Notes	1.80%	06/06/2019	1,300	1,300,000
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.49%	02/15/2042	635	635,000
Houston (City of), TX; Series 2019 E-2, GO Commercial Paper Notes	1.84%	08/05/2019	2,300	2,300,000
Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.42%	05/15/2034	1,100	1,100,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.52%	04/01/2026	2,332	2,332,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP-FHLMC)(b)	1.42%	05/01/2042	2,600	2,600,000
Texas A&M University System Board of Regents; Series 2019 B, Commercial Paper Notes	1.64%	08/01/2019	4,500	4,500,000
University of Texas System Board of Regents; Series 2008 B, VRD RB(b)	1.35%	08/01/2025	5,525	5,525,000
				21,642,000
Utah-2.51%
Murray (City of), UT (IHC Health Services, Inc.); Series 2003 B, VRD RB(b)	1.42%	05/15/2036	4,800	4,800,000
Weber (County of), UT (IHC Health Services, Inc.); Series 2000A, VRD RB(b)	1.54%	02/15/2031	500	500,000
				5,300,000
Virginia-2.46%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	1.40%	08/01/2037	3,000	3,000,000
University of Virginia System Board of Regents; Series 2019 A, Commercial Paper Notes	1.48%	06/04/2019	2,200	2,200,000
				5,200,000
Washington-2.33%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC-FHLB of San Francisco)(b)(c)	1.40%	09/01/2049	550	550,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC-FHLB of San Francisco)(b)(c)	1.51%	11/01/2047	4,385	4,385,000
				4,935,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia-2.35%
Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC-Bank of America, N.A.)(b)(c)	1.44%	07/01/2039	$ 945	$ 945,000
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008 B, Ref. VRD RB (LOC-Branch Banking & Trust Co.)(b)(c)	1.43%	01/01/2034	4,030	4,030,000
				4,975,000
Wisconsin-1.92%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC-FHLB of Chicago)(b)(c)	1.42%	10/01/2042	4,065	4,065,000
TOTAL INVESTMENTS IN SECURITIES(d)(e)-99.80% (Cost $210,936,500)				210,936,500
OTHER ASSETS LESS LIABILITIES-0.20%				413,938
NET ASSETS-100.00%				$211,350,438
Investment Abbreviations:
BAN	- Bond Anticipation Notes
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
PCR	- Pollution Control Revenue Bonds
RAN	- Revenue Anticipation Notes
RB	- Revenue Bonds
Ref.	- Refunding
VRD	- Variable Rate Demand
Notes to Schedule of Investments:
(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 13.3%.
(b)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2019.
(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Also represents cost for federal income tax purposes.
(e)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	5.0%
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.	Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
Short-Term Investments Trust

E.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2019, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Short-Term Investments Trust

Item 2. Controls and Procedures.

(a)

As of July 22, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of July 22, 2019, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Short-Term Investments Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 30, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 30, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 30, 2019

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.